UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/12

Date of reporting period: 03/31/12

Item 1. Schedule of Investments.

Schedule of INVESTMENTS March 31, 2012, (unaudited) all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio

	$xxx,xxxx,xxxx	$xxx,xxxx,xxxx
DESCRIPTION	PAR	VALUE >
Certificates of Deposit—29.5%
Australia & New Zealand Banking Group/NY
0.282%, 4/11/2012	$60,000	$60,000
Bank of Montreal/Chicago
0.150%, 4/3/2012	75,000	75,000
Bank of Nova Scotia/Houston
0.370%, 4/2/2012	20,000	20,000
0.344%, 6/1/2012 Δ	54,000	54,000
0.330%, 7/13/2012 Δ	50,000	50,000
0.470%, 9/10/2012 Δ	75,000	75,000
Canadian Imperial Bank of Commerce/NY
0.326%, 7/13/2012 Δ	50,000	50,000
Commonwealth Bank of Australia/NY
0.470%, 4/2/2012	9,500	9,500
Credit Suisse/NY
0.380%, 4/25/2012	20,000	20,000
0.600%, 5/8/2012	45,000	45,016
0.280%, 5/29/2012	25,000	25,000
DnB NOR Bank/NY
0.470%, 4/23/2012	30,000	30,001
0.410%, 5/25/2012	25,000	25,000
0.280%, 6/8/2012	30,000	30,000
National Australia Bank/NY
0.392%, 4/13/2012	60,000	60,000
0.493%, 5/18/2012	50,000	50,000
0.321%, 5/21/2012 Δ	35,000	35,000
0.680%, 10/12/2012 Δ	37,650	37,650
National Bank of Canada/NY
0.450%, 4/27/2012	25,000	25,005
Nordea Bank Finland/NY
0.520%, 4/3/2012	39,000	39,000
0.390%, 4/11/2012	20,000	20,000
0.560%, 4/23/2012	25,000	25,000
0.400%, 5/21/2012	60,000	60,000
Rabobank Nederland/NY
0.520%, 4/17/2012	50,000	50,000
0.301%, 5/29/2012 Δ	60,000	60,000
0.726%, 7/13/2012 Δ	50,000	50,000
0.598%, 11/16/2012 Δ	25,000	25,005
Royal Bank of Canada/NY Δ
0.295%, 6/18/2012	24,850	24,850
0.320%, 6/27/2012	2,000	1,999
0.530%, 9/10/2012	53,500	53,500
0.450%, 3/5/2013	60,000	60,000
Skandinaviska Enskilda Banken/NY
0.460%, 4/13/2012	50,000	50,001
0.450%, 5/4/2012	11,150	11,151
0.530%, 5/17/2012	50,000	50,001
Svenska Handelsbanken/NY
0.440%, 4/11/2012	14,000	14,001
0.285%, 4/30/2012	18,000	18,000
Toronto-Dominion Bank/NYΔ
0.263%, 5/3/2012	50,000	50,000
0.262%, 5/11/2012	40,000	40,004
0.542%, 2/4/2013	60,000	60,000
Westpac Banking/NY Δ
0.510%, 5/14/2012	63,500	63,500
0.332%, 6/15/2012	20,000	20,000
0.492%, 11/21/2012	10,600	10,600
Total Certificates of Deposit

(Cost $1,632,784)		1,632,784

Financial Company Commercial Paper—13.7%
Australia & New Zealand Banking Group
0.322%, 8/17/2012 Δ¡	75,000	75,000
Commonwealth Bank of Australia ¡
0.513%, 5/21/2012	65,000	65,000
0.592%, 6/4/2012 ¤	50,000	49,947
0.421%, 6/15/2012 ¤	9,000	8,992
0.653%, 11/16/2012 Δ	50,000	50,000
Credit Suisse
0.501%, 4/9/2012 ¤	50,000	49,995
DnB NOR Bank
0.501%, 4/12/2012 ¡¤	50,000	49,992
ING (US) Funding
0.180%, 4/23/2012 ¤	50,000	49,995
Nordea North America
0.390%, 5/23/2012 ¤	10,000	9,994
Reckitt Benckiser Treasury Services ¡¤
0.451%, 4/4/2012	25,000	24,999
0.441%, 4/12/2012	12,500	12,498
0.552%, 5/1/2012	12,985	12,979
0.501%, 7/9/2012	25,000	24,966
0.351%, 9/20/2012	35,000	34,941
Skandinaviska Enskilda Banken
0.350%, 5/14/2012 ¡¤	20,000	19,992
Svenska Handelsbanken ¡¤
0.300%, 5/10/2012	21,000	20,993
0.350%, 5/17/2012	8,700	8,696
0.300%, 5/23/2012	10,000	9,996
Toyota Motor Credit ¤
0.562%, 4/11/2012	40,000	39,994
0.592%, 5/23/2012	30,000	29,974
0.401%, 8/8/2012	30,000	29,957
0.381%, 9/19/2012	30,000	29,946
Westpac Banking
0.550%, 3/4/2013 Δ¡	49,500	49,500
Total Financial Company Commercial Paper

(Cost $758,346)		758,346

Other Notes - 13.6%
American Honda Finance
0.711%, 8/28/2012 Δ¡	23,415	23,451
Australia & New Zealand Banking Group
0.440%, 10/4/2012 Δ¡	49,000	49,000
Commonwealth Bank of Australia Δ¡
0.707%, 8/24/2012	11,000	11,000
1.250%, 11/20/2012	14,000	14,042
General Electric Capital
0.702%, 4/10/2012	59,157	59,159
6.000%, 6/15/2012	11,845	11,983
0.727%, 7/27/2012 Δ	43,050	43,069
0.672%, 8/2/2012 Δ	6,730	6,733
1.158%, 11/1/2012 Δ	33,887	33,877
1.152%, 1/7/2013 Δ	5,100	5,125
1.417%, 1/15/2013 Δ	2,150	2,164
International Bank for Reconstruction & Development
0.240%, 7/25/2012 Δ	75,000	75,000
International Finance Δ
0.322%, 1/25/2013	10,000	10,000
0.311%, 1/30/2013	4,000	4,000
Metropolitan Life Global Funding ¡
1.082%, 4/10/2012	37,925	37,932
0.708%, 7/6/2012 Δ	49,500	49,500

0.730%, 8/13/2012 Δ	24,445	24,450
1.599%, 9/17/2012 Δ	2,000	2,009
Metropolitan Life Institutional Funding Δ¡
0.980%, 7/12/2012	13,600	13,623
0.875%, 12/7/2012	5,400	5,414
0.721%, 4/3/2013	48,750	48,750
National Australia Bank
0.674%, 6/15/2012 ¡	13,400	13,407
Nordea Bank
0.663%, 8/17/2012 Δ¡	65,000	65,000
Svenska Handelsbanken Δ¡
0.515%, 8/7/2012	15,000	15,000
0.690%, 8/9/2012	50,000	50,000
Wachovia
0.691%, 4/23/2012	23,025	23,032
Westpac Banking
0.392%, 9/13/2012 Δ¡	53,250	53,250
Total Other Notes

(Cost $749,970)		749,970

Variable Rate Demand Notes Δ—11.9%
Aurora Hospital Revenue, The Children’s Hospital Association, Series 2008C (LOC: Wells Fargo Bank)
0.170%, 4/6/2012	13,980	13,980
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.130%, 4/6/2012	37,200	37,200
Calleguas-Las Virgines Public Financing Authority, Calleguas Municipal Water District, Series 2008A (LOC: Wells Fargo Bank)
0.150%, 4/6/2012	17,240	17,240
Colorado Springs, Colorado Springs Fine Arts Center, Series 2006 (LOC: Wells Fargo Bank)
0.280%, 4/6/2012	5,290	5,290
District of Columbia, Carnegie Endowment for International Peace, Series 2006 (LOC: Wells Fargo Bank)
0.180%, 4/6/2012	33,250	33,250
District of Columbia, Georgetown University, Series 2009C (LOC: TD Bank)
0.130%, 4/6/2012	8,250	8,250
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.160%, 4/6/2012	18,250	18,250
Halifax Hospital Medical Center, Daytona Beach, Series 2008 (LOC: JPMorgan Chase & Co.)
0.200%, 4/6/2012	49,600	49,600
Hamilton County Hospital Facilities, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank)
0.160%, 4/6/2012	7,900	7,900
Illinois Development Finance Authority, Lyric Opera of Chicago, Series 1994 (LOC: Bank One) (LOC: Harris Trust & Savings Bank) (LOC: Northern Trust)
0.190%, 4/6/2012	4,000	4,000
Illinois Finance Authority, The Carle Foundation, Series 2009C (LOC: Northern Trust)
0.170%, 4/6/2012	10,500	10,500
Illinois State Toll Highway Authority, Series 2007A-1B (LOC: PNC Bank)
0.180%, 4/6/2012	12,000	12,000
Indiana Development Finance Authority, Indianapolis Museum of Art, Series 2002 (LOC: Bank One)
0.140%, 4/6/2012	11,400	11,400
Indiana Finance Authority Hospital Revenue, Parkview Health System, Series 2009D (LOC: Wells Fargo Bank)
0.130%, 4/6/2012	14,600	14,600
Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank)
0.190%, 4/6/2012	8,000	8,000
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008F (LOC: Bank of New York Mellon)
0.160%, 4/6/2012	13,700	13,700
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.160%, 4/6/2012	9,200	9,200
Iowa Finance Authority, Wesley Retirement Services, Series 2006 (LOC: Wells Fargo Bank)
0.170%, 4/6/2012	3,195	3,195

Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare System, Series 2009B-3 (LOC: Branch Banking & Trust)
0.150%, 4/6/2012	9,000	9,000
Maryland State Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank)
0.170%, 4/6/2012	21,915	21,915
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: JPMorgan Chase Bank)
0.190%, 4/6/2012	2,750	2,750
Maryland State Health & Higher Educational Authority, Pickersgill, Series 2005A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
0.170%, 4/6/2012	20,495	20,495
Michigan State Building Authority, Series 2007I (LOC: JPMorgan Chase & Co.)
0.180%, 4/6/2012	5,800	5,800
Middletown Educational Buildings Revenue, Christian Academy of Louisville, Series 2004 (LOC: JPMorgan Chase & Co.)
0.250%, 4/6/2012	4,945	4,945
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010A
0.160%, 4/6/2012	71,000	71,000
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010C
0.110%, 4/6/2012	10,000	10,000
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010F
0.110%, 4/6/2012	25,500	25,500
Mobile Downtown Redevelopment Authority, Austral USA, Series 2011A (LOC: National Australia Bank)
0.180%, 4/6/2012	4,000	4,000
Mobile Downtown Redevelopment Authority, Austral USA, Series 2011B (LOC: Australia & New Zealand Banking Group)
0.180%, 4/6/2012	8,000	8,000
New Hampshire Higher Educational & Health Facilities Authority, Hunt Community, Series 1996 (LOC: TD Bank)
0.140%, 4/6/2012	9,420	9,420
New York City Housing Development, Queens Family Courthouse Apartments, Series 2007A (LOC: CitiBank)
0.140%, 4/6/2012	32,485	32,485
New York State Housing Finance Agency, Gotham West Housing Revenue, Series 2011A-2 (LOC: Wells Fargo Bank)
0.140%, 4/6/2012	12,740	12,740
North Broward Hospital District, Series 2008A (LOC: TD Bank)
0.170%, 4/6/2012	35,920	35,920
Ohio State Air Quality Development Authority, Ohio Valley Electric, Series 2009B (LOC: Bank of Nova Scotia)
0.160%, 4/6/2012	8,700	8,700
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.180%, 4/6/2012	8,000	8,000
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.160%, 4/6/2012	6,030	6,030
Philadelphia School District/PA, Series 2010G (General Obligation) (LOC: Wells Fargo Bank) (STAID)
0.180%, 4/6/2012	22,075	22,075
Saint Paul Housing & Redevelopment Authority, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank)
0.180%, 4/6/2012	18,400	18,400
St. Joseph County Hospital Authority, Memorial Health System, Series 2008A (LOC: JPMorgan Chase & Co.)
0.190%, 4/6/2012	12,900	12,900
South Carolina Jobs-Economic Development Authority, AnMed Health, Series 2009C (LOC: Branch Banking & Trust)
0.190%, 4/6/2012	4,940	4,940
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.180%, 4/6/2012	1,300	1,300
Virginia Small Business Financing Authority, Carilion Clinic, Series 2008B (LOC: PNC Bank)
0.160%, 4/2/2012	11,145	11,145
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.110%, 4/6/2012	11,000	11,000
Wisconsin State Health & Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Series 2005 (LOC: Wells Fargo Bank)
0.200%, 4/6/2012	4,440	4,440
Total Variable Rate Demand Notes

(Cost $660,455)		660,455

Government Agency Debt Δ—11.7%
Federal Home Loan Bank
0.200%, 7/19/2012	100,000	99,982
0.185%, 7/25/2012	75,000	75,000
0.210%, 8/24/2012	100,000	100,000
0.210%, 8/24/2012	50,000	49,999
0.210%, 9/5/2012	5,000	5,000
0.225%, 9/7/2012	50,000	50,000
0.190%, 9/17/2012	75,000	74,993
0.200%, 9/19/2012	125,000	124,994
0.230%, 10/15/2012	65,000	65,000
Total Government Agency Debt

(Cost $644,968)		644,968

Asset Backed Commercial Paper ¡—6.8%
Bryant Park Funding ¤
0.160%, 4/9/2012	14,000	14,000
0.170%, 4/25/2012	50,000	49,994
Fairway Finance
0.273%, 4/4/2012	25,000	25,000
0.210%, 5/7/2012¤	14,600	14,597
0.283%, 7/5/2012 Δ	50,000	50,000
0.283%, 9/6/2012 Δ	15,000	15,000
Jupiter Securitization Company
0.150%, 4/23/2012 ¤	50,000	49,995
Liberty Street Funding
0.220%, 4/23/2012 ¤	7,000	6,999
Market Street Funding ¤
0.140%, 4/9/2012	19,523	19,522
0.250%, 5/3/2012	15,000	14,997
Nieuw Amsterdam Receivables ¤
0.200%, 4/19/2012	35,000	34,997
0.250%, 5/2/2012	28,000	27,994
Sheffield Receivables
0.210%, 5/15/2012 ¤	50,000	49,987
Total Asset Backed Commercial Paper

(Cost $373,082)		373,082

Government Agency Repurchase Agreements—9.0%
Deutsche Bank Securities
0.150%, dated 3/30/2012, matures 4/2/2012, repurchase price $100,001 (collateralized by government agency debt: Total market value $102,000)	100,000	100,000
Societe Generale, NY
0.180%, dated 3/30/2012, matures 4/2/2012, repurchase price $400,006 (collateralized by government agency debt: Total market value $408,000)	400,000	400,000
Total Government Agency Repurchase Agreements

(Cost $500,000)		500,000

Other Repurchase Agreement—2.6%
J.P. Morgan Securities
0.300%, dated 3/30/2012, matures 4/2/2012, repurchase price $145,004 (collateralized by various securities: Total market value $152,252)
(Cost $145,000)	145,000	145,000

Treasury Repurchase Agreement—1.2%
Credit Suisse Securities (USA)
0.070%, dated 3/30/2012, matures 4/2/2012, repurchase price $68,370 (collateralized by U.S. Treasury obligations: Total market value $69,738)
(Cost $68,370)	68,370	68,370

Investment Companies Ω- 0.9%	SHARES

Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.163%	5,000,000	5,000
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.185%	29,125,627	29,126
HSBC Investor Prime Money Market Fund, Class I Shares, 0.165%	5,430,133	5,430
J.P. Morgan Prime Money Market Fund, Capital Shares, 0.223%	10,994,475	10,995
Total Investment Companies

(Cost $50,551)		50,551

Total Investments ▲—100.9%
(Cost $5,583,526)		5,583,526

Other Assets and Liabilities, Net—(0.9)%		(47,560)

Total Net Assets - 100.0%		$5,535,966

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened, and the board will determine what action, if any, to take. During the three-month period ended March 31, 2012, the difference between the aggregate market price and the aggregate amortized cost of all securities in the portfolio did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security—The rate shown is the rate in effect as of March 31, 2012.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of March 31, 2012 , the value of these investments was $1,367,401 or 24.7% of total net assets.
¤	Discounted Security—This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2012.
▲	On March 31, 2012, the cost of investments for federal income tax purposes was approximately $5,583,526. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

LOC - Letter of Credit

SPA - Standby Purchase Agreement

STAID - State Aid Withholding

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including a portfolio’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the portfolio’s board of trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of March 31, 2012 the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$1,632,784	$—	$1,632,784
Financial Company Commercial Paper	—	758,346	—	758,346
Other Notes	—	749,970	—	749,970
Variable Rate Demand Notes	—	660,455	—	660,455
Government Agency Debt	—	644,968	—	644,968
Asset-Backed Commercial Paper	—	373,082	—	373,082
Government Agency Repurchase Agreements	—	500,000	—	500,000
Other Repurchase Agreement	—	145,000	—	145,000
Treasury Repurchase Agreement	—	68,370	—	68,370
Investment Companies	50,551	—	—	50,551

Total Investments	$50,551	$5,532,975	$—	$5,583,526

During the three-month period ended March 31, 2012, the portfolio recognized no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.